Derivative financial instruments - Schedule of notional quantities of commodity contract derivatives by type (Details) £ in Millions	12 Months Ended
	Mar. 31, 2025 GBP (£) MMBTU GWh TWh	Mar. 31, 2024 GBP (£) GWh TWh MMBTU
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	74,000,000	38,000,000
Derivative term	3 years	1 year
Derivative contractual amount | £	£ 46	£ 14
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | TWh	5,000,000	0
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GWh	14,040,000,000	14,128,000,000
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	30,000,000	44,000,000
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	89,000,000	78,000,000